Note 10 - Notes Payable Officers and Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Related party notes payable as of December 31, 2018 and December 31, 2017 consists of the following:

Description	December 31, 2018	December 31, 2017
Notes payable – Director bearing interest at 12% per annum, unsecured, demand notes.	$60,000	$60,000
Note payable - Officer bearing interest at 12% per annum, unsecured, demand note	61,052	61,052
Note payable – other bearing interest at 12% per annum, unsecured, demand note.	48,497	66,774
Total	$169,549	$187,826